Derivative Liability and Expense	9 Months Ended
Dec. 31, 2020
Derivative Liability [Abstract]
Derivative Liability and Expense

NOTE 10 – DERIVATIVE LIABILITY AND EXPENSE

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operation as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date.

The Company used the following assumptions for determining the fair value of the conversion feature in the RDCN referenced in Note 8 to these consolidated financial statements, under the binomial pricing model at June 15, 2020, September 30, 2020, and October 26, 2020, the issuance, balance sheet, and conversion dates, respectively:

	June 15, 2020	September 30, 2020	October 26, 2020
Stock price on valuation date	$1.68	$1.60	$6.56
Conversion price	$1.12	$1.12	$1.12
Days to maturity	273	166	140
Weighted-average volatility*	367%	327%	197%
Risk-free rate	.18%	.12%	.11%

The initial valuation of $526,800 at June 15, 2020, generated a discount on the debt of $206,000, which net the convertible note liability to $-0- and forced a recognition of derivative expense of $320,800 and a corresponding offset to derivative liability of $526,800. At September 30, 2020, the Company revalued the derivative liability to $937,500. At October 26, 2020, the Company revalued the derivative liability to $1,908,100. For the three months ended December 31, 2020 and 2019, the Company recognized $970,600 and $-0- to derivative expense, respectively. For the nine months ended December 31, 2020 and 2019, the Company recognized $1,702,100 and $-0- to derivative expense and derivative liability, respectively. On October 26, 2020, the Company entered into a conversion agreement whereby the RDCN was converted into 263,568 shares of common stock at a rate of $1.40 per share; this triggered a gain on extinguishment of debt in the amount of $366,903 as described in these financial statements’ Note 8.

The Company recorded derivative liability transactions during the nine-month period ended December 31, 2020 as follows:

Nine Months Ended December 31, 2020
Convertible note embedded derivative liability
Balance at March 31, 2020	$-0-

Initial recognition of derivative liability	526,800

Change in fair value	21,400

Balance at June 30, 2020	$548,200

Change in fair value	389,300

Balance at September 30, 2020	$937,500

Change in fair value	970,600

Balance at October 26, 2020	$1,908,100

Conversion of note on October 26,2020	(1,908,100)

Balance at December 31, 2020	$-0-